U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: Schwab Investments, 211
Main Street, San Francisco, CA 94105.



2
Name of each
series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab California Tax-Free Bond Fund
Schwab Tax-Free Bond Fund
Schwab YieldPlus Fund
Schwab GNMA Fund
Schwab California Tax-Free YieldPlus Fund
Schwab Tax-Free YieldPlus Fund
Schwab  Inflation Protected Fund
Schwab Premier Income Fund




3
Investment Company Act File Number: 811-6200.
Securities Act File Number: 	33-37459.



4 (a)
Last
day of fiscal year for which this Form is filed:
August 31, 2010.



4 (b)
[  ]  Check box if this Form
is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year)
(See Instruction A.2).



Note: If the Form is being filed
late, interest must be paid on the registration fee due.



4
(c)
[ ] Check box if this is the last time the issuer will be filing this Form.



5
Calculation of registration fee:





(i)
Aggregate sale price of securities sold during the fiscal
year pursuant to section 24(f):
$1,754,208,241



   (ii)
Aggregate
price of securities redeemed or repurchased during the fiscal year:
$1,298,252,965



 (iii)
Aggregate price of securities
redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
$10,380,186,473





(iv)
Total available redemption credits [add Items 5(ii) and
5(iii)]:
$11,678,439,438



   (v)
Net sales - If Item 5(i) is
greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$0




(vi)
Redemption credits available for use in future years - if Item
5(i) is less than Item 5(iv)[subtract Item 5(iv) from Item
(5(i)]:
($9,924,231,197)



(vii)
Multiplier for determining
registration fee (See instruction C.9):
x  0.0000713




(viii)
Registration fee due [multiply Item 5(v) by Item
5(vii)] enter  " 0 "  if no fee is due.
=  $0



6
Prepaid
Shares


If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest due - if this
Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
+  $0



8
Total amount of the
registration fee due plus any interest due [line 5(viii) plus line 7]
:
=  $0



9
Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
              N/A





Method of Delivery:     N/A





	[  ]
Wire Transfer
	[  ] Mail or other means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:
/s/ James D. Pierce

James D. Pierce

Assistant Treasurer,
Schwab Funds

Date: 11/03/2010